COMMON STOCK (Tables)	12 Months Ended
Mar. 31, 2013
Common Stock [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
During Fiscal Years 2013 and 2012, the Company issued a total of 42,844,221 shares and 151,104,071 shares of Common Stock, respectively, with such issuances of Common Stock being summarized as follows:

Description	Fiscal Year 2013	Fiscal Year 2012

Common Shares issued in lieu of cash payment in payment of preferred share derivative interest expenses totaling $182,684 and $636,179 for Fiscal 2013 and Fiscal 2012, respectively	1,860,943	8,410,374

Common Shares issued pursuant to the conversion of Series B, Series C, and Series E Convertible Preferred Share derivatives, with such derivative liabilities totaling $3,170,670 and $17,164,181, for Fiscal 2013 and Fiscal 2012, respectively, at the time of their conversion.	29,863,563	140,493,195

Common Shares issued in payment of Director’s fees totaling $96,047 and $145,894 for Fiscal 2013 and Fiscal 2013, respectively	1,200,588	1,505,613

Common shares issued in payment of employee salaries totaling $50,072 and $67,336 for Fiscal 2013 and Fiscal 2012, respectively.	625,900	694,889

Common shares issued pursuant to warrants exercised	9,293,227	—

Total Common Shares issued during Fiscal 2013 and 2012	42,844,221	151,104,071

Common Shares outstanding at March 31,	374,493,949	331,649,738